UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
 (Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

USA Mutuals Barrier Fund
Portfolio of Investments
June 30, 2016 (Unaudited)	Ticker Symbol: VICEX

	Shares / Principal Amount	Value
COMMON STOCKS - 94.1%
Aerospace & Defense - 26.4%
The Boeing Co. (c)	30,000	$3,896,100
General Dynamics Corp.	50,000	6,962,000
Honeywell International Inc. (c)	55,000	6,397,600
L-3 Communications Holdings, Inc.	30,000	4,400,700
Lockheed Martin Corp. (c)	25,300	6,278,701
Northrop Grumman Corp.	20,000	4,445,600
Raytheon Co. (c)	60,000	8,157,000
Rolls-Royce Holdings PLC (a)(b)	97,999	928,236
Smith & Wesson Holding Corp. (a)(c)	395,000	10,736,100
Sturm, Ruger & Co., Inc.	15,500	992,155
United Technologies Corp.	65,300	6,696,515
		59,890,707
Alcoholic Beverages - 20.9%
AMBEV SA - ADR (b)(c)	501,200	2,962,092
Anheuser-Busch InBev SA/NV (b)	35,000	4,567,750
The Boston Beer Co., Inc. (a)	10,000	1,710,300
Brown-Forman Corp. - Class B	50,000	4,988,000
Carlsberg A/S (b)	33,000	3,124,240
Constellation Brands, Inc. - Class A (c)	40,000	6,616,000
Diageo PLC - ADR (b)(c)	55,000	6,208,400
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	25,000
Heineken N.V. (b)	60,000	5,511,264
Molson Coors Brewing Co. - Class B (c)	60,000	6,067,800
Pernod Ricard S.A. (b)	15,000	1,666,297
SABMiller PLC (b)	70,000	4,072,314
		47,519,457
Casinos, Gambling & Lotteries - 24.1%
Boyd Gaming Corp. (a)	119,300	2,195,120
Caesars Acquisition Co. (a)	78,200	877,404
Caesars Entertainment Corp. (a)(c)	12,200	93,818
Churchill Downs Inc.	23,000	2,906,280
Galaxy Entertainment Group Ltd. (b)	1,300,000	3,854,036
Gaming and Leisure Properties, Inc.	75,967	2,619,342
International Game Technology (b)	31,232	585,288
Ladbrokes PLC (b)	681,213	1,012,066
Las Vegas Sands Corp. (c)	191,020	8,307,460
Melco Crown Entertainment Ltd. - ADR (b)(c)	325,000	4,088,500
MGM China Holdings Ltd. (b)	600,000	778,026
MGM Resorts International (a)(c)	449,000	10,160,870
Penn National Gaming, Inc. (a)	58,000	809,100
Sands China Ltd. (b)	724,800	2,424,377
SJM Holdings Ltd. (b)	750,000	455,331
William Hill PLC (b)	331,334	1,135,808
Wynn Macau, Ltd. (b)	874,600	1,255,854
Wynn Resorts, Ltd. (c)	122,500	11,103,400
		54,662,080
Tobacco Manufacturing - 22.7%
Altria Group, Inc. (c)	164,300	11,330,128
British American Tobacco PLC - ADR (b)	37,500	4,855,500
Imperial Tobacco Group PLC (b)	191,923	10,356,642
Philip Morris International Inc. (c)	125,000	12,715,000

Reynolds American Inc. (c)	225,000	12,134,250
Universal Corp.	500	28,870
		51,420,390
Total Common Stocks (Cost $170,489,804)		213,492,634

PREFERRED STOCKS - 2.9%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (a)(b)	6,957,929	9,263
		9,263
Alcoholic Beverages - 2.9%
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(e)(f)(g)(h)	5,000	1,500,000
		6,475,000
Total Preferred Stocks (Cost $9,985,024)		6,484,263

CORPORATE BOND - 0.3%
Tobacco Manufacturing - 0.3%
Bio Soil Enhancers, Inc. (e)(f)(h)
Maturity Date 11/24/2020, Coupon Rate 12.000%	$1,500,000	750,000
Total Corporate Bond (Cost $1,500,000)		750,000

WARRANTS - 0.0%
Tobacco Manufacturing - 0.0%
Bio Soil Enhancers, Inc. (a)(e)(f)(h)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT - 0.8%
Investment Company - 0.8%
Fidelity Institutional Government Portfolio - Class I, 0.27% (d)	1,917,759	1,917,759
Total Short-Term Investment (Cost $1,917,759)		1,917,759

Total Investments (Cost $183,892,587) - 98.1%		222,645,406
Other Assets in Excess of Liabilities - 1.9%		4,246,883
TOTAL NET ASSETS - 100.0%		$226,892,289

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2016 the fair value of collateral is $68,803,477.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2016.
(e)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At June 30, 2016, the value of these securities total $7,250,750 which represents 3.20% of total net assets.

(f)	Private Placement.
(g)	Affiliated Issuer.
(h)	Level 3 Security.
ADR -	American Depositary Receipt
PLC -	Public Limited Company

USA Mutuals Barrier Fund
Schedule of Options Written
June 30, 2016 (Unaudited)

WRITTEN CALL OPTIONS 1.3%	Contracts	Value
Altria Group, Inc.:
Expiration: July, 2016, Exercise Price: $66.00	850	$263,500
AMBEV SA - ADR:
Expiration: July, 2016, Exercise Price: $5.00	2,762	248,580
The Boeing Co.:
Expiration: July, 2016, Exercise Price: $134.00	100	16,000
Caesars Entertainment Corp.:
Expiration: July, 2016, Exercise Price: $9.00	121	5,142
Constellation Brands, Inc. - Class A:
Expiration: August, 2016, Exercise Price: $165.00	260	125,060
Diageo PLC - ADR:
Expiration: July, 2016, Exercise Price: $110.00	100	35,000
Honeywell International Inc.:
Expiration: July, 2016, Exercise Price: $115.00	100	21,300
Las Vegas Sands Corp.:
Expiration: July, 2016, Exercise Price: $48.00	100	500
Expiration: August, 2016, Exercise Price: $49.00	125	3,875
Lockheed Martin Corp.:
Expiration: August, 2016, Exercise Price: $245.00	100	78,000
Melco Crown Entertainment Ltd. - ADR:
Expiration: July, 2016, Exercise Price: $17.00	1,250	12,500
Expiration: July, 2016, Exercise Price: $18.00	1,500	3,750
MGM Resorts International:
Expiration: July, 2016, Exercise Price: $23.00	200	8,200
Expiration: July, 2016, Exercise Price: $24.00	450	6,075
Expiration: July, 2016, Exercise Price: $25.00	875	10,938
Expiration: August, 2016, Exercise Price: $25.00	1,500	52,500
Expiration: August, 2016, Exercise Price: $26.00	740	1,480
Molson Coors Brewing Co. - Class B:
Expiration: July, 2016, Exercise Price: $100.00	150	37,500
Philip Morris International Inc.:
Expiration: September, 2016, Exercise Price: $100.00	300	120,000
Expiration: September, 2016, Exercise Price: $105.00	500	72,000
Raytheon Co.:
Expiration: July, 2016, Exercise Price: $135.00	100	18,000
Reynolds American Inc.:
Expiration: August, 2016, Exercise Price: $52.50	662	152,260
Expiration: August, 2016, Exercise Price: $55.00	750	63,750
Smith & Wesson Holding Corp.:
Expiration: July, 2016, Exercise Price: $24.00	1,000	328,000
Expiration: July, 2016, Exercise Price: $25.00	250	57,500
Expiration: September, 2016, Exercise Price: $24.00	1,000	400,000
Expiration: September, 2016, Exercise Price: $25.00	1,500	477,000
Wynn Resorts, Ltd.:
Expiration: August, 2016, Exercise Price: $95.00	200	86,000
Expiration: September, 2016, Exercise Price: $105.00	300	75,000
Expiration: September, 2016, Exercise Price: $110.00	500	76,000
Total Written Call Options (Premiums received $2,558,140)		$2,855,410

The USA Mutuals Barrier Fund cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$183,892,587
Premiums on options written	2,558,140
Gross unrealized appreciation	54,479,407
Gross unrealized depreciation	(15,726,588)
Net unrealized appreciation	$38,752,819

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Generation Wave Growth Fund
Portfolio of Investments
June 30, 2016 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 22.8%
Accommodation & Food Services - 2.9%
Las Vegas Sands Corp. (c)	5,000	$217,450
		217,450
Information - 3.8%
Verizon Communications Inc. (c)	5,000	279,200
		279,200
Manufacturing - 3.8%
The Coca-Cola Co. (c)	100	4,533
NIKE, Inc. (c)	5,000	276,000
		280,533
Mining, Quarrying and Oil & Gas Extraction - 7.9%
Agnico Eagle Mines Ltd. (b)	1,000	53,500
Barrick Gold Corp. (b)	5,000	106,750
EXCO Resources, Inc. (a)	30,000	39,000
Goldcorp, Inc. (b)	20,000	382,600
Peabody Energy Corp. (a)	1,666	2,282
		584,132
Professional, Scientific, and Technical Services - 4.4%
McDermott International, Inc. (a)(b)	30,000	148,200
Shake Shack Inc. - Class A (a)(c)	5,000	182,150
		330,350
Total Common Stocks (Cost $2,046,339)		1,691,665

EXCHANGE TRADED FUNDS - 23.8%
ETFS Gold Trust (a)	3,000	386,850
PIMCO Total Return Exchange-Traded Fund	3,000	322,110
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	276,000
PowerShares Senior Loan Portfolio	10,000	229,700
ProShares Short 20+ Year Treasury (a)	8,000	168,400
ProShares UltraShort Bloomberg Crude Oil (a)(c)	3,000	244,860
VanEck Vectors Gold Miners ETF	5,000	138,500
Total Exchange Traded Funds (Cost $1,904,322)		1,766,420

EXCHANGE TRADED NOTES - 9.5%
ELEMENTS Linked to Rogers International Commodity Index (a)(b)	45,000	295,650
iPath Bloomberg Commodity Index Total Return (a)(b)	9,000	222,570
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)	29,405	183,781
Total Exchange Traded Notes (Cost $1,369,763)		702,001

LIMITED PARTNERSHIP - 5.0%
United States Natural Gas Fund, LP (a)(c)	42,500	367,200
Total Limited Partnership (Cost $845,563)		367,200

SHORT-TERM INVESTMENTS - 19.9%
Investment Companies - 19.9%
Fidelity Institutional Government Portfolio - Class I, 0.27% (d)	295,218	295,218
First American Government Obligations Fund, 0.26% (d)	295,218	295,218
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.26% (d)	293,050	293,050
STIT-Government & Agency Portfolio, 0.30% (d)	295,218	295,218
STIT-Treasury Portfolio, 0.26% (d)	295,218	295,218
Total Short-Term Investments (Cost $1,473,922)		1,473,922

Total Investments (Cost $7,639,909) - 81.0%		6,001,208
Other Assets in Excess of Liabilities - 19.0%		1,410,755
TOTAL NET ASSETS - 100.0%		$7,411,963

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2016 the fair value of collateral is $1,362,563.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2016.

USA Mutuals Generation Wave Growth Fund
Schedule of Options Written
June 30, 2016 (Unaudited)

WRITTEN CALL OPTIONS 1.3%	Contracts	Value
The Coca-Cola Co.:
Expiration: July, 2016, Exercise Price: $44.00	1	$133
Las Vegas Sands Corp.:
Expiration: August, 2016, Exercise Price: $45.00	50	6,850
NIKE, Inc.:
Expiration: July, 2016, Exercise Price: $55.50	50	5,350
ProShares UltraShort Bloomberg Crude Oil:
Expiration: July, 2016, Exercise Price: $90.00	15	5,565
Shake Shack Inc. - Class A:
Expiration: July, 2016, Exercise Price: $34.00	50	14,125
United States Natural Gas Fund, LP:
Expiration: July, 2016, Exercise Price: $7.00	325	52,975
Verizon Communications Inc.:
Expiration: July, 2016, Exercise Price: $54.00	50	9,050
Total Written Call Options (Premiums received $57,351)		$94,048

The USA Mutuals Generation Wave Growth Fund cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$7,639,909
Premiums on options written	57,351
Gross unrealized appreciation	201,872
Gross unrealized depreciation	(1,840,573)
Net unrealized depreciation	$(1,638,701)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Takeover Targets Fund
Portfolio of Investments
June 30, 2016 (Unaudited)	Ticker Symbol: TOTNX

	Shares	Value
COMMON STOCKS - 98.4%
Accommodation & Food Services - 2.3%
Isle of Capri Casinos, Inc. (a)	177	$3,243
Luby's, Inc. (a)	345	1,732
		4,975
Administrative and Support and Waste Management and Remediation Services - 7.0%
CBIZ, Inc. (a)	306	3,185
Cross Country Healthcare, Inc. (a)	196	2,728
Kelly Services, Inc. - Class A	113	2,144
Landauer, Inc.	118	4,857
Liquidity Services, Inc. (a)	290	2,274
		15,188
Arts, Entertainment & Recreation - 0.9%
Canterbury Park Holding Corp.	176	1,938
		1,938
Construction - 1.2%
LGI Homes, Inc. (a)	80	2,555
		2,555
Consumer Staples - 2.6%
Natural Alternatives International, Inc. (a)	516	5,697
		5,697
Finance and Insurance - 11.0%
Altisource Portfolio Solutions SA (a)(b)	171	4,761
Calamos Asset Managment, Inc. - Class A	205	1,499
Farmers Capital Bank Corp.	89	2,434
Federal Agricultural Mortgage Corp. - Class C	53	1,845
Fox Chase Bancorp Inc	124	2,522
Pzena Investment Management Inc. - Class A	212	1,613
QCR Holdings, Inc.	110	2,991
Regional Management Corp. (a)	140	2,052
Territorial Bancorp, Inc.	80	2,118
Viad Corp.	73	2,263
		24,098
Health Care and Social Assistance - 0.4%
Diversicare Healthcare Services Inc	108	869
		869
Information - 5.6%
Central European Media Enterprises Ltd. - Class A (a)(b)	980	2,068
EarthLink Holdings Corp.	533	3,411
General Communication, Inc. - Class A (a)	165	2,607
Hawaiian Telcom Holdco Inc (a)	80	1,695
WebMD Health Corp. (a)	41	2,383
		12,164
Management of Companies and Enterprises - 1.2%
Charter Financial Corp.	204	2,709
		2,709

Manufacturing - 37.9%
Alpha & Omega Semiconductor Ltd. (a)(b)	387	5,391
Bel Fuse Inc. - Class B	165	2,934
Communications Systems, Inc.	299	2,084
Comtech Telecommunications Corp.	162	2,080
Continental Materials Corp. (a)(d)	195	3,079
Cumberland Pharmaceuticals Inc. (a)	738	3,321
Digi International Inc. (a)	210	2,253
DSP Group, Inc. (a)	218	2,313
Espey Manufacturing & Electronics Corp.	125	3,251
ImmuCell Corp. (a)	471	3,250
InnerWorkings, Inc. (a)	228	1,886
IXYS Corp.	262	2,686
JAKKS Pacific, Inc. (a)	306	2,420
John B. Sanfilippo & Son, Inc.	60	2,558
Key Tronic Corp. (a)	286	2,154
Kimball International, Inc. - Class B	190	2,162
LeMaitre Vascular, Inc.	153	2,183
Nutraceutical International Corp. (a)	94	2,176
Omega Protein Corp. (a)	90	1,799
Outerwall Inc.	36	1,512
Photronics, Inc. (a)	125	1,114
Quad Graphics, Inc.	105	2,445
Renewable Energy Group Inc. (a)	239	2,110
R.R. Donnelley & Sons Co.	138	2,335
SciClone Pharmaceuticals, Inc. (a)	167	2,181
Seneca Foods Corp. - Class A (a)	104	3,766
Servotronics, Inc.	387	3,781
Span-America Medical Systems, Inc.	88	1,574
Stoneridge, Inc. (a)	222	3,317
TETRA Technologies, Inc. (a)	260	1,656
TransAct Technologies Inc.	363	2,911
Ultra Clean Holdings, Inc. (a)	401	2,282
Vishay Precision Group Inc. (a)	133	1,785
		82,749
Materials - 2.4%
Olympic Steel, Inc.	192	5,244
		5,244
Mining, Quarrying and Oil & Gas Extraction - 2.2%
Northern Oil and Gas, Inc. (a)	520	2,402
Panhandle Oil & Gas, Inc. - Class A	147	2,451
		4,853
Other Services (except Public Administration) - 1.2%
Ecology and Environment, Inc. - Class A	256	2,616
		2,616
Professional, Scientific, and Technical Services - 9.1%
Booz Allen Hamilton Holding Corp.	94	2,786
Concurrent Computer Corp.	566	2,954
CSP Inc.	555	4,507
Hackett Group, Inc.	189	2,621
Heidrick & Struggles International, Inc.	144	2,431
Navigant Consulting, Inc. (a)	158	2,552
VSE Corp.	30	2,004
		19,855

Retail Trade - 8.9%
Big 5 Sporting Goods Corp.	177	1,641
The Bon-Ton Stores, Inc.	1,171	1,651
Ingles Markets, Inc. - Class A	53	1,977
PCM Inc. (a)	330	3,676
Systemax Inc. (a)	249	2,124
Titan Machinery, Inc. (a)	282	3,144
Village Super Market Inc. - Class A	105	3,033
West Marine, Inc. (a)	263	2,207
		19,453
Utilities - 3.5%
Artesian Resources Corp. - Class A	133	4,511
Consolidated Water Co., Ltd. (b)	242	3,161
		7,672
Wholesale Trade - 1.0%
Schnitzer Steel Industries, Inc. - Class A	122	2,147
		2,147
Total Common Stocks (Cost $216,142)		214,782

SHORT-TERM INVESTMENT - 1.9%
Investment Company - 1.9%
Fidelity Institutional Government Portfolio - Class I, 0.27% (c)	4,027	4,027
Total Short-Term Investment (Cost $4,027)		4,027

Total Investments (Cost $220,169) - 100.3%		218,809
Liabilities in Excess of Other Assets - (0.3)%		(560)
TOTAL NET ASSETS - 100.0%		$218,249

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2016.
(d)	Level 2 Security.

The USA Mutuals Takeover Targets Fund cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$220,169
Gross unrealized appreciation	21,914
Gross unrealized depreciation	(23,274)
Net unrealized depreciation	$(1,360)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Portfolio of Investments
June 30, 2016 (Unaudited)	Ticker Symbol: WAVNX

	Sector	Shares	Value (US $)
COMMON STOCKS - 99.1%
Australia - 0.2%
MMG Ltd. (a)	Mining, Quarrying and Oil & Gas Extraction	36,000	$8,909
			8,909
Brazil - 3.3%
AMBEV SA - ADR (d)	Manufacturing	7,500	44,325
Banco Santander (Brasil) S.A. - ADR (d)	Finance and Insurance	4,800	27,360
BRF SA - ADR (d)	Manufacturing	400	5,572
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (d)	Utilities	1,200	10,752
Cielo SA - ADR (d)	Finance and Insurance	720	7,546
Embraer SA - ADR (d)	Manufacturing	300	6,516
Gafisa S.A. - ADR (d)	Real Estate and Rental & Leasing	4,300	5,461
Petroleo Brasileiro S.A. - ADR (a)(d)	Mining, Quarrying and Oil & Gas Extraction	5,100	36,516
			144,048
Chile - 2.8%
Banco Santander Chile - ADR (d)	Finance and Insurance	1,200	23,244
Cencosud SA - ADR (d)	Retail Trade	2,700	24,165
Compania Cervecerias Unidas S.A. - ADR (d)	Manufacturing	400	9,336
Embotelladora Andina S.A. - ADR (d)	Manufacturing	800	16,960
Enersis Americas SA - ADR (d)	Utilities	1,300	11,154
Enersis Chile S.A. - ADR (d)	Utilities	1,300	7,579
Latam Airlines Group S.A. - ADR (a)(d)	Transportation and Warehousing	4,800	31,680
			124,118
China - 26.8%
3SBio, Inc. (Acquired 12/09/2015-05/13/2016, Aggregate Cost $26,502) (a)(b)	Manufacturing	21,000	21,519
Anta Sports Products Ltd.	Manufacturing	3,000	5,994
Baidu, Inc. - ADR (a)(d)	Professional, Scientific, and Technical Services	45	7,432
Bank of China Ltd.	Finance and Insurance	294,000	117,098
Bank of Communications Co. Ltd.	Finance and Insurance	116,000	73,116
Beijing Jingneng Clean Energy Co, Ltd.	Utilities	20,000	6,497
Belle International Holdings Ltd.	Retail Trade	76,000	44,475
China Communications Construction Co. Ltd.	Construction	12,000	12,838
China Eastern Airlines Corp. Ltd. - ADR (a)(d)	Transportation and Warehousing	1,000	25,340
China Galaxy Securities Co.	Finance and Insurance	30,000	26,798
China Life Insurance Co., Ltd. - ADR (d)	Finance and Insurance	1,390	14,956
China Mengniu Dairy Co. Ltd.	Manufacturing	4,000	6,950
China Petroleum and Chemical Corp. (Sinopec) - ADR (d)	Manufacturing	900	64,800
China Railway Group Ltd.	Construction	9,000	6,682
China Reinsurance (Group) Corp.	Finance and Insurance	687,000	156,738
China Southern Airlines Co. Ltd. - ADR (d)	Transportation and Warehousing	1,500	42,735
China Yurun Food Group Ltd. (a)	Wholesale Trade	236,000	35,591
CNOOC Ltd. - ADR (d)	Mining, Quarrying and Oil & Gas Extraction	50	6,233
Dali Foods Group Co. Ltd. (Acquired 04/26/2016, Cost $23,233) (b)	Manufacturing	35,500	20,180
Dongfeng Motor Group Co. Ltd.	Manufacturing	136,000	141,643
E-Commerce China Dangdang, Inc. - ADR (a)(d)	Retail Trade	900	5,445
GF Securities Co Ltd.	Finance and Insurance	2,900	6,579
GOME Electrical Appliances Holding Ltd.	Retail Trade	75,000	8,894
Industrial and Commercial Bank of China Ltd.	Finance and Insurance	26,000	14,377
Inner Mongolia Yitai Coal Co., Ltd.	Mining, Quarrying and Oil & Gas Extraction	11,100	8,336
Lao Feng Xiang Co., Ltd.	Retail Trade	1,500	5,400
Luye Pharma Group Ltd. (a)	Information	8,500	5,204
NetEase, Inc. - ADR (d)	Information	50	9,661
PetroChina Co. Ltd. - ADR (d)	Mining, Quarrying and Oil & Gas Extraction	700	47,544
Shanghai Jinjiang International Hotels Development Co., Ltd.	Accommodation & Food Services	3,700	9,428
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	Real Estate and Rental & Leasing	6,840	10,650
Shanghai Pharmaceuticals Holding Co., Ltd.	Transportation and Warehousing	28,900	63,626
Sihuan Pharmaceutical Holdings Group Ltd.	Manufacturing	260,000	49,265
Sino-Ocean Land Holdings Ltd.	Real Estate and Rental & Leasing	27,500	11,874
Sinopharm Group Co. Ltd.	Transportation and Warehousing	1,200	5,715
SouFun Holdings Ltd. - ADR (a)(d)	Information	1,200	6,036

Trina Solar Ltd. - ADR (a)(d)	Manufacturing	5,400	41,796
Yangzijiang Shipbulding Holdings Ltd.	Transportation and Warehousing	45,100	29,964
			1,177,409
Cyprus - 0.9%
Globaltrans Investment PLC - GDR	Transportation and Warehousing	10,630	41,669
			41,669
Egypt - 0.1%
Commercial International Bank Egypt SAE (CIB) - GDR	Finance and Insurance	1,625	5,780
			5,780
Hong Kong - 2.9%
China Foods Ltd.	Manufacturing	20,000	6,625
China High Speed Transmission Equipment Group Co., Ltd.	Manufacturing	8,000	6,404
China Mobile Ltd. - ADR (d)	Information	100	5,790
CITIC Ltd.	Finance and Insurance	5,000	7,270
Digital China Holdings Ltd.	Information	5,000	3,770
Far East Horizon Ltd.	Finance and Insurance	11,000	8,536
Hua Han Health Industry Holdings Ltd.	Management of Companies and Enterprises	736,000	65,459
Kingboard Chemical Holdings Ltd.	Manufacturing	4,500	8,921
REXLot Holdings Ltd.	Arts, Entertainment & Recreation	100,000	1,972
The United Laboratories International Holdings Ltd. (a)	Manufacturing	36,000	14,153
			128,900
Hungary - 0.4%
Magyar Telekom Telecommunications PLC	Information	10,900	17,087
			17,087
India - 10.1%
Axis Bank Ltd. - GDR	Finance and Insurance	400	15,520
Dr. Reddy's Laboratories Ltd. - ADR (d)	Manufacturing	500	25,615
ICICI Bank Ltd. - ADR (d)	Finance and Insurance	14,200	101,956
Infosys Ltd. - ADR (d)	Professional, Scientific, and Technical Services	1,900	33,915
Larsen & Toubro Ltd. - GDR	Manufacturing	400	8,860
Mahindra & Mahindra Ltd. - GDR	Manufacturing	670	14,204
Reliance Industries Ltd. - GDR (Acquired 10/2/2015 and 10/9/2015, Cost $30,702 and $5,481, respectively) (b)	Manufacturing	1,390	39,685
Tata Motors Ltd. - ADR (a)(d)	Manufacturing	800	27,736
Wipro Ltd. - ADR (d)	Professional, Scientific, and Technical Services	13,100	161,916
WNS (Holdings) Ltd. - ADR (a)(d)	Administrative and Support and Waste Management and Remediation Services	600	16,200
			445,607
Indonesia - 5.3%
PT Astra International Tbk - ADR (d)	Manufacturing	4,700	52,311
PT Hanson International Tbk (a)	Real Estate and Rental & Leasing	421,000	25,013
PT Indofood Sukses Makmur Tbk	Manufacturing	56,100	30,783
PT Mitra Keluarga Karyasehat Tbk	Health Care and Social Assistance	568,400	118,305
PT United Tractors Tbk	Mining, Quarrying and Oil & Gas Extraction	6,000	6,721
			233,133
Korea - 9.6%
Hyundai Motor Co. - GDR	Manufacturing	3,150	127,417
KB Financial Group Inc. - ADR (d)	Finance and Insurance	1,900	54,074
Korea Electric Power Corp. - ADR (d)	Utilities	600	15,558
KT Corp. - ADR (d)	Information	600	8,556
Samsung Electronics Co., Ltd. - GDR	Manufacturing	15	9,315
Samsung Electronics Co., Ltd. - GDR PFD	Manufacturing	263	133,078
Shinhan Financial Group Co., Ltd. - ADR (d)	Finance and Insurance	2,000	65,480
SK Telecom Co., Ltd. - ADR (d)	Information	500	10,460
			423,938
Malaysia - 1.4%
Malakoff Corp. Berhad	Utilities	56,800	22,543
Top Glove Corp. Berhad	Health Care and Social Assistance	6,400	7,302
UMW Holdings Berhad	Manufacturing	9,000	12,792
Westports Holdings Berhad	Transportation and Warehousing	18,000	18,752
			61,389
Mexico - 4.8%
Alfa, S.A.B. de C.V.	Manufacturing	20,200	34,726
Cemex S.A.B. de C.V. - ADR (a)(d)	Manufacturing	894	5,516
Coca-Cola Femsa, S.A.B. de C.V. (Femsa) - ADR (d)	Manufacturing	300	24,888
Concentradora Fibra Danhos S.A. de C.V.	Real Estate and Rental & Leasing	13,100	23,789

Gruma, S.A.B. de C.V.	Manufacturing	400	5,754
Grupo Bimbo S.A.B. de C.V. - Series A	Manufacturing	1,900	5,959
Grupo Elektra, S.A.B. de C.V.	Retail Trade	380	5,285
Grupo Herdez S.A.B. de C.V.	Manufacturing	3,682	8,088
Grupo Lala S.A.B. de C.V.	Manufacturing	3,400	7,497
Grupo Mexico S.A.B. de C.V. - Series B	Mining, Quarrying and Oil & Gas Extraction	2,300	5,390
Kimberly-Clark de Mexico, S.A.B. de C.V.	Manufacturing	28,600	67,564
Nemak, S.A.B. de C.V. (Acquired 01/19/2016, Cost $6,116) (b)	Manufacturing	4,900	5,738
Wal-Mart de Mexico S.A.B. de C.V.	Retail Trade	4,700	11,306
			211,500
Peru - 0.8%
Credicorp Ltd. (d)	Finance and Insurance	100	15,433
Intercorp Financial Services Inc.	Finance and Insurance	600	18,000
			33,433
Philippines - 1.0%
First Gen Corp.	Utilities	12,800	6,774
Manila Electric Co.	Utilities	1,900	12,519
Metro Pacific Investments Corp.	Finance and Insurance	177,600	26,311
			45,604
Poland - 1.6%
AmRest Holdings S.E. (a)	Accommodation & Food Services	800	44,308
Asseco Poland SA	Finance and Insurance	1,500	19,851
Bank Handlowy w Warszawie S.A.	Finance and Insurance	400	7,270
			71,429
Russia - 3.5%
Gazprom PAO - ADR (d)	Mining, Quarrying and Oil & Gas Extraction	3,180	13,769
MegaFon PJSC - GDR	Information	5,000	52,000
MMC Norilsk Nickel - ADR	Mining, Quarrying and Oil & Gas Extraction	160	2,126
MMC Norilsk Nickel PJSC - ADR (d)	Mining, Quarrying and Oil & Gas Extraction	400	5,348
Phosagro OAO - GDR	Agriculture, Forestry, Fishing and Hunting	3,540	52,215
Rosneft Oil Co. - GDR	Mining, Quarrying and Oil & Gas Extraction	1,700	8,704
Sberbank of Russia PJSC - ADR	Finance and Insurance	810	7,055
X5 Retail Group N.V. - GDR (a)	Retail Trade	540	10,746
			151,963
Singapore - 2.0%
Asian Pay Television Trust	Information	154,000	60,590
Yanlord Land Group Ltd.	Real Estate and Rental & Leasing	31,700	26,709
			87,299
South Africa - 5.0%
Emira Property Fund	Real Estate and Rental & Leasing	6,000	5,516
Exxaro Resources Ltd.	Mining, Quarrying and Oil & Gas Extraction	2,000	9,161
Growthpoint Properties Ltd.	Real Estate and Rental & Leasing	12,100	21,098
Investec Ltd.	Finance and Insurance	2,300	14,078
Massmart Holdings Ltd.	Retail Trade	5,200	44,487
MTN Group Ltd. - ADR (d)	Information	3,400	33,116
Netcare Ltd.	Health Care and Social Assistance	14,200	30,062
Pick n Pay Holdings Ltd.	Retail Trade	9,000	21,131
Sasol - ADR (d)	Mining, Quarrying and Oil & Gas Extraction	600	16,272
Sibanye Gold Ltd. - ADR (d)	Mining, Quarrying and Oil & Gas Extraction	1,200	16,344
Super Group Ltd. (a)	Transportation and Warehousing	2,700	7,214
			218,479
Taiwan - 10.3%
Advanced Semiconductor Engineering Inc. - ADR (d)	Manufacturing	1,900	10,602
AU Optronics Corp. - ADR (d)	Manufacturing	11,700	40,833
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (d)	Manufacturing	1,500	27,165
Hon Hai Precision Industry Co., Ltd. - GDR	Manufacturing	7,997	40,385
Siliconware Precision Industries Co. Ltd. - ADR (d)	Manufacturing	19,605	150,174
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (d)	Manufacturing	1,300	34,099
United Microelectronics Corp. - ADR (d)	Manufacturing	75,900	151,041
			454,299
Thailand - 3.5%
CPN Retail Growth Leashold Property Fund	Real Estate and Rental & Leasing	26,500	15,007
Star Petroleum Refining PCL (Acquired 04/07/2016, Cost $13,730) (b)	Mining, Quarrying and Oil & Gas Extraction	43,800	11,904
Thai Beverage PCL	Manufacturing	115,900	78,293
Thai Union Group PCL	Manufacturing	48,600	30,427

Thanachart Capital PCL	Finance and Insurance	16,300	16,235
			151,866
Turkey - 2.8%
Koc Holding AS - ADR (d)	Manufacturing	5,100	115,770
Turkiye Garanti Bankasi A.S. - ADR (d)	Finance and Insurance	2,700	7,047
			122,817
Total Common Stocks (Cost $4,334,739)			4,360,676

PREFERRED STOCKS - 2.5%
Brazil - 2.5%
Banco Bradesco S.A. - ADR (d)	Finance and Insurance	1,320	10,309
Braskem S.A. - ADR (d)	Manufacturing	4,900	58,065
Itau Unibanco Holding SA - ADR (d)	Finance and Insurance	600	5,664
Petroleo Brasileiro S.A. - ADR (a)(d)	Mining, Quarrying and Oil & Gas Extraction	4,400	25,564
Telefonica Brasil S.A. - ADR (d)	Information	900	12,240
Total Preferred Stocks (Cost $93,009)			111,842

SHORT-TERM INVESTMENT - 0.2%
United States - 0.2%
Fidelity Institutional Government Portfolio - Class I, 0.27% (c)	Investment Company	8,816	8,816
Total Short-Term Investment (Cost $8,816)			8,816

Total Investments (Cost $4,436,564) - 101.8%			4,481,334
Liabilities in Excess of Other Assets - (1.8)%			(80,125)
TOTAL NET ASSETS - 100.0%			$4,401,209

(a)	Non-Income Producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2016, the value of the security totals
$99,026, which represents 2.25% of total net assets.

(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2016.
(d)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2016 the fair value of collateral is $1,898,970.
ADR -	American Depositary Receipt.
GDR -	Global Depositary Receipt.
PCL -	Public Company Limited.
PLC -	Public Limited Company.

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Schedule of Options Written
June 30, 2016 (Unaudited)

WRITTEN CALL OPTIONS 2.9%	Contracts	Value
iShares MSCI Emerging Markets ETF:
Expiration: July, 2016, Exercise Price: $33.50	546	$62,244
Expiration: July, 2016, Exercise Price: $33.50	300	38,100
Expiration: July, 2016, Exercise Price: $34.00	60	3,360
Expiration: July, 2016, Exercise Price: $34.00	200	15,200
Expiration: July, 2016, Exercise Price: $34.00	220	8,800
Total Written Call Options (Premiums received $70,760)		127,704

WRITTEN PUT OPTIONS 2.9%
iShares MSCI Emerging Markets ETF:
Expiration: July, 2016, Exercise Price: $31.50	6	42
Expiration: July, 2016, Exercise Price: $32.00	6	6
Total Written Put Options (Premiums received $377)		48
Total Written Options (Premiums received $71,137)		$127,752

The USA Mutuals/WaveFront Hedged Emerging Markets Fund cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$4,436,564
Premiums on options written	71,137
Gross unrealized appreciation	368,352
Gross unrealized depreciation	(323,582)
Net unrealized appreciation	$44,770

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Beating Beta Fund
Portfolio of Investments
June 30, 2016 (Unaudited)	Ticker Symbol: BEATX

COMMON STOCKS - 97.9%	Shares	Value
Accommodation & Food Services - 5.3%
Darden Restaurants, Inc.	41	$2,597
McDonald's Corp.	22	2,648
Starwood Hotels & Resorts Worldwide, Inc.	33	2,440
Yum! Brands, Inc.	36	2,985
		10,670
Administrative and Support and Waste Management and Remediation Services - 2.9%
Republic Services, Inc.	59	3,027
Waste Management, Inc.	44	2,916
		5,943
Finance and Insurance - 18.4%
Aflac, Inc.	35	2,525
American International Group, Inc.	42	2,221
Anthem Inc.	18	2,364
Assurant, Inc.	32	2,762
Cincinnati Financial Corp.	39	2,921
CME Group Inc.	29	2,824
The Hartford Financial Services Group, Inc.	60	2,663
Loews Corp.	66	2,712
Nasdaq, Inc.	45	2,910
People's United Financial Inc.	162	2,375
The Progressive Corp.	80	2,680
S&P Global Inc.	26	2,789
Torchmark Corp.	46	2,844
The Travelers Companies, Inc.	23	2,738
		37,328
Health Care and Social Assistance - 2.7%
HCA Holdings, Inc. (a)	39	3,004
Tenet Healthcare Corp. (a)	88	2,432
		5,436
Information - 9.7%
Discovery Communications, Inc. - Class C (a)	106	2,528
Fiserv, Inc. (a)	25	2,718
Frontier Communications Corp.	482	2,381
Netflix Inc. (a)	22	2,013
Scripps Networks Interactive Inc. - Class A	41	2,553
TEGNA Inc.	103	2,386
Total System Services, Inc.	46	2,443
VeriSign Inc. (a)	30	2,594
		19,616
Management of Companies and Enterprises - 1.3%
AGL Resources Inc.	41	2,705
		2,705
Manufacturing - 38.5%
AbbVie Inc.	44	2,724
Agilent Technologies, Inc.	53	2,351
Avery Dennison Corp.	42	3,139
Ball Corp.	36	2,602

Baxter International Inc.	65	2,939
Boston Scientific Corp. (a)	108	2,524
The Clorox Co.	20	2,768
Coach, Inc.	66	2,689
Colgate-Palmolive Co.	39	2,855
C. R. Bard, Inc.	13	3,057
First Solar, Inc. (a)	39	1,891
HP Inc.	226	2,836
International Business Machines Corp.	19	2,884
Kimberly-Clark Corp.	20	2,750
The Kraft Heinz Co.	36	3,185
Lockheed Martin Corp.	12	2,978
Masco Corp.	93	2,877
Mattel, Inc.	78	2,440
Mead Johnson Nutrition Co.	28	2,541
Motorola Solutions, Inc.	36	2,375
Murphy Oil Corp.	78	2,477
Northrop Grumman Corp.	14	3,112
NVIDIA Corp.	79	3,714
Pitney Bowes Inc.	127	2,261
Raytheon Co.	21	2,855
The Sherwin-Williams Co.	10	2,937
Tesoro Corp.	25	1,873
Tyson Foods, Inc. - Class A	38	2,538
Valero Energy Corp.	37	1,887
		78,059
Mining, Quarrying and Oil & Gas Extraction - 4.3%
Diamond Offshore Drilling, Inc.	130	3,163
Hess Corp.	46	2,765
Newmont Mining Corp.	70	2,738
		8,666
Professional, Scientific, and Technical Services - 2.7%
Jacobs Engineering Group, Inc. (a)	62	3,088
Omnicom Group Inc.	29	2,363
		5,451
Retail Trade - 2.4%
The Home Depot, Inc.	19	2,426
The TJX Companies, Inc.	33	2,549
		4,975
Transportation and Warehousing - 2.6%
Southwest Airlines Co.	61	2,392
United Parcel Service, Inc. - Class B	27	2,908
		5,300
Utilities - 5.8%
Consolidated Edison, Inc.	36	2,896
NiSource Inc.	134	3,554
ONEOK, Inc.	53	2,515
TECO Energy, Inc.	99	2,736
		11,701
Wholesale Trade - 1.3%
Xerox Corp.	279	2,648
		2,648
Total Common Stocks (Cost $192,257)		198,498

SHORT-TERM INVESTMENTS - 6.8%

Investment Companies - 6.8%
Fidelity Institutional Government Portfolio - Class I, 0.27% (b)	10,457	10,458
STIT-Treasury Portfolio, 0.26% (b)	3,339	3,339
Total Short-Term Investments (Cost $13,797)		13,797

Total Investments (Cost $206,054) - 104.7%		212,295
Liabilities in Excess of Other Assets - (4.7)%		(9,598)
TOTAL NET ASSETS - 100.0%		$202,697

(a)	Non-Income Producing.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2016.

The USA Mutuals Beating Beta Fund cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$206,054
Gross unrealized appreciation	12,060
Gross unrealized depreciation	(5,819)
Net unrealized appreciation	$6,241

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2016
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds' own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of level 3 investments as of June 30, 2016 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the period ended June 30, 2016, considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial informaiton, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. The Fund also owns a debt security and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments.  Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and options written as of June 30, 2016:

Barrier Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$213,467,634	$-	$25,000	$213,492,634
Preferred Stocks	9,263	-	6,475,000	6,484,263
Corporate Bond	-	-	750,000	750,000
Warrants	-	-	750	750
Short-Term Investment	1,917,759	-	-	1,917,759
Total*	$215,394,656	$-	$7,250,750	$222,645,406

Options Written	$(2,817,005)	$(38,405)	$-	$(2,855,410)

Generation Wave Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,691,665	$-	$-	$1,691,665
Exchange Traded Funds	1,766,420	-	-	1,766,420
Exchange Traded Notes	702,001	-	-	702,001
Limited Partnership	367,200	-	-	367,200
Short-Term Investments	1,473,922	-	-	1,473,922
Total*	$6,001,208	$-	$-	$6,001,208

Options Written	$(79,923)	$(14,125)	$-	$(94,048)

Takeover Targets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$211,703	$3,079	$-	$214,782
Short-Term Investment	4,027	-	-	4,027
Total*	$215,730	$3,079	$-	$218,809

Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$4,360,676	$-	$-	$4,360,676
Preferred Stocks	111,842	-	-	111,842
Short-Term Investment	8,816	-	-	8,816
Total*	$4,481,334	$-	$-	$4,481,334

Options Written	$(89,652)	$(38,100)	$-	$(127,752)

Beating Beta Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$198,498	$-	$-	$198,498
Short-Term Investments	13,797	-	-	13,797
Total*	$212,295	$-	$-	$212,295

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Funds and, as compared to their classification from the prior annual report. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended June 30, 2016
Fair Value as of 3/31/2016	$7,250,750
Accrued discounts/premiums	-
Realized gain	-
Realized loss	-
Change in net unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfer into Level 3*	-
Transfer out of Level 3*	-
Fair Value as of 6/30/2016	$7,250,750

Net unrealized loss relating to Level 3 investments stil held at June 30, 2016	$(3,000,000)

*Transfers between levels are recognized at the end of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of June 30, 2016:

Investments	Fair Value as of June 30, 2016	Valuation Technique	Observable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Case Sales and Real Estate Value
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Case Sales and Real Estate Value

Zodiac Spirits, LLC - Class A	$1,500,000	Discounted Cash Flow	Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$750,000	Cash Flow	Revenue
Bio Soil Enhancers, Inc. - Warrants	$750	Black Scholes	Revenue Multiple

Summary of Derivative Exposure at June 30, 2016

The USA Mutuals Barrier Fund, USA Mutuals Generation Wave Growth Fund and USA Mutuals/WaveFront Hedged Emerging Markets Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements ("MNA") and net of related collateral received or pledged, if any, as of June 30, 2016:

Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to MNA
Liabilities:		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities			Financial Instruments	Collateral (Pledged) /Received	Net Amount

Barrier Fund
Written Options	$2,855,410	$-	$2,855,410	$(2,855,410)	$-	$-

Generation Wave Growth Fund
Written Options	$94,048	$-	$94,048	$(94,048)	$-	$-

Emerging Markets Fund
Written Options	$127,752	$-	$127,752	$(127,752)	$-	$-

The number of option contracts written and the premiums received by the Barrier Fund during the period ended June 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	15,674	$2,697,970
Options written	25,273	3,476,974
Options expired	(6,541)	(951,754)
Options covered	(7,573)	(1,294,933)
Options exercised	(8,488)	(1,370,117)
Options outstanding, end of period	18,345	$2,558,140

The number of option contracts written and the premiums received by the Generation Wave Growth Fund during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,340	$125,419
Options written	985	108,953
Options expired	(660)	(48,512)
Options exercised	(1,124)	(128,509)
Options outstanding, end of period	541	$57,351

The number of option contracts written and the premiums received by the Emerging Markets Fund during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,080	$63,484
Options written	4,536	250,454
Options expired	(1,538)	(82,724)
Options covered	(2,740)	(160,077)
Options outstanding, end of period	1,338	$71,137

The number of option contracts purchased and the premiums paid by the Barrier Fund during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	1,000	$636,314
Options purchased	450	186,038
Options sold	(1,450)	(822,352)
Options outstanding, end of period	-	$-

The number of option contracts purchased and the premiums paid by the Generation Wave Growth Fund during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	300	$192,012
Options sold	(50)	(32,002)
Options expired	(250)	(160,010)
Options outstanding, end of period	-	$-

The following is a summary of the fair value of derivative instruments as of June 30, 2016:

Derivative Investment Type	Value
Liability Derivatives
Barrier Fund
Written Options -	$(2,855,410)
equity contracts

Generation Wave Growth Fund
Written Options -	$(94,048)
equity contracts

Emerging Markets Fund
Written Options -	$(127,752)
equity contracts

The following is a summary of the effect of derivative investments for the period ended June 30, 2016:

Derivative Investment Type	Realized Gain (Loss) on Options
Barrier Fund
Purchased Options –	$(356,321)
equity index contracts

Written Options -	$1,383,575
equity contracts

Generation Wave Growth Fund
Purchased Options –	$(160,565)
equity index contracts

Written Options -	$48,512
equity contracts

Emerging Markets Fund
Written Options -	$60,464
equity contracts

Derivative Investment Type	Change in Unrealized Appreciation / Depreciation on Options
Barrier Fund
Purchased Options -	$127,314
equity index contracts

Written Options -	$(243,895)
equity contracts

Generation Wave Growth Fund
Purchased Options -	$39,312
equity index contracts

Written Options -	$83,314
equity contracts

Emerging Markets Fund
Written Options -	$(10,129)
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title  /s/ Michael Loukas
 Michael Loukas, President

Date  August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael Loukas
   Michael Loukas, President

Date  August 26, 2016

By (Signature and Title)  /s/ Gerald Sullivan
   Gerald Sullivan, Treasurer

Date  August 26, 2016